Stockholders Equity (Details 4)	12 Months Ended
	Dec. 31, 2012 Date 11-16-2012 [Member]	Dec. 31, 2012 Date 8-14-2012 [Member]	Dec. 31, 2011 Date 5-15-2012 [Member]	Dec. 31, 2011 Date 11-15-2011 [Member]
Risk-free interest rate	0.62%	0.75%	0.74%	0.93%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected life (years)	5 years	5 years	5 years	5 years
Volatility	9.13%	111.80%	122.70%	1.30%